PIMCO ETF Trust

Supplement Dated August 14, 2017 to the Actively-Managed Exchange-Traded Funds Prospectus

dated October 31, 2016, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the “Fund”)

Effective immediately, the Fund will only issue and redeem shares at net asset value that have been aggregated into blocks of 20,000 shares. Therefore, effective immediately, the fourth sentence of the paragraph in the “Summary of Other Important Information Regarding Fund Shares—Purchase and Sale of Fund Shares” section in the Prospectus is deleted and replaced with the following:

The Funds will only issue or redeem shares at NAV that have been aggregated into blocks of 20,000 shares (PIMCO Enhanced Low Duration Active Exchange-Traded Fund), 50,000 shares (PIMCO Active Bond Exchange-Traded, PIMCO Inflation-Linked Active Exchange-Traded, PIMCO Intermediate Municipal Bond Active Exchange-Traded and PIMCO Short Term Municipal Bond Active Exchange-Traded Funds), 70,000 shares (PIMCO Enhanced Short Maturity Active Exchange-Traded Fund), 90,000 shares (PIMCO Government Limited Maturity Active Exchange-Traded and PIMCO Prime Limited Maturity Active Exchange-Traded Funds) or 100,000 shares (PIMCO Diversified Income Active Exchange-Traded, PIMCO Foreign Bond Active Exchange-Traded (U.S. Dollar-Hedged), PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded, PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded, PIMCO International Fundamental IndexPLUS® AR Strategy Active Exchange-Traded and PIMCO Low Duration Investment Grade Corporate Bond Active Exchange-Traded Funds) or multiples thereof (“Creation Units”) with certain large institutional investors who have entered into agreements with the Funds’ Distributor (“Authorized Participants”).

Investors Should Retain This Supplement For Future Reference

ETF_SUPP1_081417

PIMCO ETF Trust

Supplement Dated August 14, 2017 to the Statement of Additional Information

dated October 31, 2016, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the “Fund”)

Effective immediately, the Fund will only issue and redeem shares at net asset value that have been aggregated into blocks of 20,000 shares. Therefore, effective immediately, the fifth sentence of the second paragraph in “The Trust” section of the SAI is deleted and replaced with the following:

Creation Units typically are a specified number of shares, generally 20,000, 50,000, 70,000, 80,000, 90,000 or 100,000 and multiples thereof.

In addition, effective immediately, the table in the “Creations and Redemptions” section of the SAI is deleted in its entirety and replaced with the following:

Fund	Creation Unit Size
PIMCO Diversified Income Active Exchange-Traded Fund PIMCO Foreign Bond Active Exchange-Traded Fund (U.S. Dollar-Hedged) PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund PIMCO High Yield Corporate Bond Index Exchange-Traded Fund PIMCO International Fundamental IndexPLUS® AR Strategy Active Exchange-Traded Fund PIMCO Low Duration Investment Grade Corporate Bond Active Exchange-Traded Fund	100,000
PIMCO Government Limited Maturity Active Exchange-Traded Fund PIMCO Prime Limited Maturity Active Exchange-Traded Fund	90,000
PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund	80,000
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	70,000

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO Active Bond Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO Inflation-Linked Active Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

50,000
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	20,000

Investors Should Retain This Supplement For Future Reference

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